Redeemable Non-controlling Interests	12 Months Ended
Dec. 31, 2023
Redeemable Non-controlling Interests
Redeemable Non-controlling Interests

17. Redeemable Non-controlling Interests

In the fourth quarter of 2020, the Group entered into a series of share purchase agreements with then existing shareholders of Shanghai Jiamian Information Technology Co., Ltd. (“JM Tech”) to acquire the majority of the company’s equity interest. The Group agreed to redeem the non-controlling interests held by the founder and CEO of the company under certain circumstances during the following years subsequent to the acquisition (“redemption period”). The Group determined that the non-controlling interest with redemption rights should be classified as redeemable non-controlling interest since they are contingently redeemable upon the occurrence of certain conditional events, which are not solely within the control of the Group. The redemption price will be established by applying a predetermined multiple to adjusted earnings and could be higher if the founder and CEO of JM Tech is still under employment during the redemption period. The difference of redemption price caused by whether the founder and CEO is still employed is deemed as compensation cost to the founder and CEO with a credit to redeemable non-controlling interests.

The redeemable non-controlling interests is recognized at fair value on the acquisition date. The Group records accretion on the redeemable non-controlling interests to the redemption value over the period from the date of the acquisition to the date of earliest redemption. The accretion using the effective interest method, is recorded as deemed dividends to preferred shareholders, which reduce retained earnings and equity classified non-controlling interests, and earnings available to common shareholders in calculating basic and diluted earnings per share.

The process of adjusting redeemable non-controlling interests to its redemption value (the “Mezzanine Adjustment”) should be performed after attribution of the subsidiary’s net income or loss pursuant to ASC 810, Consolidation. The carrying amount of redeemable non-controlling interests will equal the higher of the amount resulting from application of ASC 810 or the amount resulting from the Mezzanine Adjustment. As the expected redemption value is less than the carrying value of redeemable non-controlling interests, there is nil mezzanine adjustment recognized for the years ended December 31, 2021 and 2022.

Pursuant to the agreements between the Group and the founder and CEO who is also an employee of JM Tech, the founder and CEO is required to be incumbent and JM Tech should meet certain performance conditions during the following two years till December 31, 2022 for the founder and CEO to be entitled to his proportionate share in JM Tech’s existing and future retained earnings during the period. Such entitlement will automatically be forfeited upon the termination of his employment during the period. The Company considered this arrangement as certain economic interests associated with the founder and CEO’s non-controlling interests in JM Tech till December 31, 2022. Therefore, the Company recognized compensation costs for the founder and CEO’s share of JM Tech’s retained earnings with the credit increasing non-controlling interests and redeemable non-controlling interests. During the year ended December 31, 2021, US$23.2 million compensation costs were recognized, of which US$20.0 million was recorded to increase redeemable non-controlling interests. As of December 31, 2022, the management of the Company had assessed the performance of JM Tech since the acquisition date and concluded that JM Tech did not meet the performance conditions defined in the share purchase agreements, which entitles the founder and CEO of JM Tech his proportionate share in the retained earnings during the period. Thus, the Group has reversed the accumulated US$36.2 million compensation costs related to JM Tech’s retained earnings recognized during the period, of which US$31.9 million was recorded to reduce redeemable non-controlling interests and US$4.3 million was recorded to reduce non-controlling interests. The reduction recorded in 2022 in redeemable non-controlling interests led to the carrying value below the redemption amount; therefore, accretion to redeemable non-controlling interests amounting US$12.8 million was recorded for the year ended December 31, 2023. For the year ended December 31, 2023, US$11.5 million of compensation costs was recognized with the founder and CEO’s incumbency.